Financial risk management - Fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and financial risk management
Current financial assets	$ 1,131,000
Transfers out of Level 1 to Level 2 assets	0	$ 0	$ 0
Transfers out of Level 1 to Level 2 liabilities	0	0	0
Transfers out of Level 2 to Level 1 assets	0	0	0
Transfers out of Level 2 to Level 1 liabilities	0	0	0
Transfer into level 3 assets	0	0	0
Transfer out of level 3 assets	0	0	0
Transfer into level 3 liabilities	0	0	0
Transfer out of level 3 liabilities	0	0	0
Level 1
Financial instruments and financial risk management
Non-current financial assets	15,528	17,443	35,710
Current financial assets		46,162	73,052
Cash equivalents	1,678,100	669,147	997,092
Assets carried at fair value	1,693,628	732,752	1,105,854
Level 3
Financial instruments and financial risk management
Non-current financial assets	21,715	21,715	17,459
Assets carried at fair value	$ 21,715	$ 21,715	$ 17,459